Financial instruments - financial and other risks (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Fair values and carrying values of financial liabilities
The fair values and carrying values of our financial instruments at December 31, 2024 and 2023 are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2024		As of December 31, 2023
In thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$332,580	$332,580	$355,551	$355,551
Financial assets measured at fair value through profit or loss (2)	74,157	74,157	—	—
Accounts receivable (3)	150,183	150,183	203,500	203,500
Working capital contributions to Scorpio Pools (4)	45,761	45,761	51,411	51,411

Financial liabilities
Accounts payable (5)	$32,213	$32,213	$10,004	$10,004
Accrued expenses and other current liabilities (5)	73,591	73,591	72,678	72,678
Secured bank loans (6)	718,514	718,514	1,090,741	1,090,741
Sale and leaseback liability (7)	73,283	73,283	428,124	428,137
Unsecured Senior Notes Due 2025 (8)	70,938	70,571	70,260	70,571
(1)     Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)     During the year ended December 31, 2024, we invested $89.1 million for a minority interest in DHT, a publicly traded crude tanker company listed on the New York Stock Exchange under the symbol DHT, which owns a fleet of 27 Very Large Crude Carriers. At December 31, 2024, the carrying value of our investment in DHT equaled its fair value of $74.2 million, which is based on the closing price of the common shares on that day. Financial assets measured at fair value through profit or loss are considered Level 1 items as they represent liquid assets traded in an active market.
(3)     We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.
(4)    Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, excluding those under long-term time charters, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets. We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(5)    We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.
(6)     The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $14.5 million and $24.6 million of unamortized deferred financing fees as of December 31, 2024 and 2023, respectively.
(7)    The carrying value of our obligations due under sale and leaseback arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. As of December 31, 2023, we had certain fixed rate sale and leaseback arrangements for which the fair value was measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2023. We did not have any fixed rate sale leaseback arrangements outstanding as of December 31, 2024. Accordingly, we consider their fair value to be a Level 2 measurement. The amounts in the table above are shown net of $0.9 million and $3.2 million of unamortized deferred financing fees as of December 31, 2024 and 2023, respectively.
(8) The carrying value of our Unsecured Senior Notes Due 2025 is measured at amortized cost using the effective interest method. The carrying value of our Unsecured Senior Notes Due 2025 shown in the table above is their face value. The Unsecured Senior Notes Due 2025 are shown net of $0.4 million of deferred financing fees and a nominal amount of unamortized discount on our consolidated balance sheet as of December 31, 2024. The Unsecured Senior Notes Due 2025 are shown net of $1.1 million of deferred financing fees and $0.1 million of unamortized discount on our consolidated balance sheet as of December 31, 2023. Our Unsecured Senior Notes Due 2025 are quoted on the NYSE under the symbol 'SBBA' until their redemption in March 2025. We consider their fair value to be a Level 1 measurement due to their quotation on an active exchange.
Contractual maturity of secured and unsecured credit facilities
The following table details our remaining contractual maturity for our secured and unsecured credit facilities, and sale and leaseback liabilities. The amounts represent the future undiscounted cash flows of the financial liability based on the earliest date on which we can be required to pay. The table includes both interest and principal cash flows.
As the interest cash flows are not fixed, the interest amount included has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the reporting date.

	As of December 31,
In thousands of U.S. dollars	2024	2023
Less than 1 month	$14,636	$190,873
1-3 months	18,942	107,015
3 months to 1 year	155,013	236,122
1-3 years	307,185	566,475
3-5 years	521,723	692,563
5+ years	25,891	110,155
Total	$1,043,390	$1,903,203